UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22517

                                      ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
                                            Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                      Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited)

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Investment Funds - 105.59%
Event Driven/Distressed - 32.76%	Anchorage Capital Partners LP	$1,630,326	$1,517,875
	Archer Capital Fund LP	60,760	57,221
	Archer SPE I LLC	89,667	82,727
	Drawbridge Special Opportunities Fund LP	1,648,509	1,818,775
	Garrison Special Opportunities Fund LP	1,479,489	1,405,971
	Halcyon Structured Opportunities Fund LP	39,725	41,546
	Jet Capital Concentrated Fund LP	1,547,383	1,608,539
	Perella Weinberg Partners Asset Based Value Fund LP	1,570,709	1,770,973
	Silver Lake Credit Fund LP	1,400,000	1,337,638
			9,641,265

Global Macro - 17.84%	Brevan Howard Asia Fund LP	750,511	816,169
	Brevan Howard LP	1,568,126	1,736,482
	COMAC Global Macro Fund LP	1,419,133	1,493,826
	Tyticus Overseas Partners II Ltd	91,513	97,447
	WCG Partners LP	1,091,131	1,106,020
			5,249,944

Long/Short Equity - 30.85%	683 Capital Partners LP	492,034	455,729
	Cadian Fund LP	1,200,000	1,214,801
	Expo Health Sciences Fund LP	1,061,757	891,325
	Fox Point QP Fund LP	1,100,000	957,584
	JHL Capital Group Fund LLC	900,000	811,400
	Marble Arch QP Partners LP	1,220,568	1,360,481
	Pelham Long/Short Fund LP	1,200,000	1,165,010
	SRS Partners US LP	1,308,326	1,365,161
	TPG-Axon Partners LP	109,816	110,416
	Wexford Spectrum Fund LP	800,000	747,488
			9,079,395

Relative Value - 24.14%	BlueCrest Capital LP	1,845,386	1,953,568
	CQS ABS Feeder Fund Ltd	1,148,675	1,156,356
	D. E. Shaw Composite Fund LLC	100,856	111,246
	D. E. Shaw Oculus Fund LLC	986,248	1,185,046
	Mariner-Tricadia Credit Strategies Fund LP	1,437,134	1,425,477
	Pine River Fixed Income Fund LP	978,811	885,044
	QVT Associates II Holdings Ltd	67,624	66,611
	QVT Associates II LP	312,926	322,839
			7,106,187

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited) (continued)

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Purchased Options – 0.12%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/22/12	$1,846	$-
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 100, EXP 2/28/13	2,428	5
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY, Strike @ 120, EXP 4/24/14	5,808	19
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1150, EXP 01/21/12	10,389	960
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1150, EXP 02/18/12	14,949	4,140
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1150, EXP 03/17/12	18,472	9,420
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1175, EXP 03/17/12	8,979	8,595
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX, Strike @ $1170, EXP 02/18/12	7,809	5,100
	Put Option - OTC - Morgan Stanley Capital Services Inc., XRT, Strike @ $5000, EXP 03/17/12	11,285	5,474
			33,713
Total Investments (Cost - $30,739,108*) - 105.71%			31,110,504
Other Liabilities in Excess of Other Assets - (5.71)%			(1,680,277)
Net Assets - 100.00%			$29,430,227

Percentages shown are stated as a percentage of net assets as of December 31, 2011. All investments in Investment Funds are non-income producing.

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2011 were as follows:

Aggregate cost.........................................	$30,739,108

Gross unrealized appreciation................	$2,064,531
Gross unrealized depreciation................	(1,693,135)
Net unrealized appreciation....................	$371,396

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	30.99%
Long/Short Equity	29.18
Relative Value	22.84
Global Macro	16.88
Total Investment Funds	99.89
Purchased Options	0.11
100.00%

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of and for the Period Ending December 31, 2011 (unaudited) (continued)

Credit Default Swap Agreements Outstanding during the period ending December 31, 2011:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.12-V8	Buy	(5.00)	6/20/2014	$-	$-	$-	$(558)	$558
Morgan Stanley Capital Services Inc.	CMBX.NA.AM.1	Buy	(0.50)	10/12/2052	$-	-	-	(138)	138
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	11,860	5,402	(5,518)	11,977
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€92,000	4,081	752	(4,075)	7,404
						$15,941	$6,154	$(10,289)	$20,077

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	$3,570	$3,611	$(2,346)	$2,305
Morgan Stanley Capital Services Inc.	BorgWarner Inc.	Buy	(1.00)	3/20/2015	$57,000	(111)	(816)	40	665
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	954	141	(228)	1,041
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	6,761	4,324	(975)	3,412
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(1,022)	(1,835)	(2)	815
Morgan Stanley Capital Services Inc.	Kingdom of Sweeden	Buy	(0.69)	12/20/2015	$42,000	(49)	(607)	(235)	793
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(2,146)	(3,403)	200	1,057
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	3,427	2,235	(415)	1,607
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(410)	385	(776)	(19)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(99)	212	(260)	(51)
Morgan Stanley Capital Services Inc.	MBIA, Inc.	Buy	(4.80)	12/20/2012	$-	-	-	(463)	463
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	1,797	523	(241)	1,515
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(1,053)	(1,065)	(426)	438
Morgan Stanley Capital Services Inc.	Portuguese Republic	Buy	(0.45)	3/20/2018	$-	-	-	269	(269)
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	755	527	(917)	1,145
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$31,500	755	527	(917)	1,145
Morgan Stanley Capital Services Inc.	Quantas Airways Ltd	Buy	(1.00)	6/20/2015	$-	-	-	(111)	111
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	5,659	1,988	(132)	3,803
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	(156)	(474)	(634)	952
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$63,000	(156)	(474)	(634)	952
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	260	(667)	(21)	948
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$50,000	260	(667)	(21)	948
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(171)	(594)	29	394
Morgan Stanley Capital Services Inc.	Republic of Italy	Buy	(0.48)	3/20/2018	$-	-	-	(1,538)	1,538
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(2,309)	(3,256)	182	765
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	173	13	(203)	363
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(27)	(1,465)	-	1,438
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	1,409	(1,057)	-	2,466
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(1,208)	(972)	-	(236)
Morgan Stanley Capital Services Inc.	National Australia Bank Limited	Buy	(1.00)	12/20/2016	$49,000	1,685	1,923	-	(238)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	3,371	3,845	-	(474)
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	3,371	3,845	-	(474)
						$25,290	$6,747	$(10,775)	$29,318

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of and for the Period Ending December 31, 2011 (unaudited) (continued)

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of and for the period ending December 31, 2011:

Description	Strike Price	Expiration Date	Premium Received/ (Paid)	Fair Value (USD)	Change in Unrealized Appreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)

Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	$1,338	$1	$1,325	$12
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	11	4,126	25
Index Options
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,050	1/21/2012	5,091	120	-	4,971
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,300	1/21/2012	5,361	1,800	-	3,561
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,100	2/12/2012	3,951	2,460	-	1,491
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,050	2/18/2012	7,191	1,470	-	5,721
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,275	2/18/2012	7,491	8,745	-	(1,254)
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,300	2/18/2012	4,191	5,430	-	(1,239)
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,050	3/17/2012	9,588	4,240	-	5,348
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,100	3/17/2012	4,791	4,740	-	51
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,325	3/17/2012	5,391	5,550	-	(159)
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,350	3/17/2012	7,578	4,520	-	3,058
Call Option - OTC - Morgan Stanley Capital Services Inc. XRT	5,700	3/17/2012	6,075	2,142	-	3,933
Put Option - OTC - Morgan Stanley Capital Services Inc. XRT	4,400	3/17/2012	5,795	2,002	-	3,793
			$77,994	$43,231	$5,451	$29,312

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited) (continued)

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of December 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)
Asset derivatives
Credit Contracts	Swap, at fair value	$50,148
Foreign Exchange Contracts	Investments in purchased currency options contracts	24
Index Contracts	Investments in purchased index options contracts	33,689
Total asset derivatives		$83,861

Liability derivatives
Credit Contracts	Swap, at fair value	$8,917
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	12
Index Contracts	Written index options, at fair value proceeds received	43,219
Total liability derivatives		$52,148

Changes in realized and unrealized gain due to investments in derivatives for the period ending December 31, 2011 were as follows:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Total
Index Contracts	$13,536	$-	$13,536
Foreign Exchange Contracts	(2,225)	-	(2,225)
Credit Contracts	-	25,586	25,586
Total	$11,311	$25,586	$36,897

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Total
Index Contracts	$4,272	$-	$4,272
Foreign Exchange Contracts	(22,455)	-	(22,455)
Credit Contracts	-	4,529	4,529
Total	$(18,183)	$4,529	$(13,654)

1. Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 4, 2011.  The Fund is a successor to an unregistered investment vehicle that commenced operations on April 1, 2007.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited) (continued)

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other investments.  Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”).  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.

2. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal period end by providing redemption notice within 90 days of fiscal period end.  All other investments in Investment Funds are classified as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of December 31, 2011 is as follows:

		Level 1	Level 2	Level 3
	Total Fair Value at	Quoted	Other Significant	Significant
Description	December 31, 2011	Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$33,713	$-	$33,713	$-
Credit Default Swaps	50,148	-	50,148	-
Liabilities
Written Options	(43,231)	-	(43,231)	-
Credit Default Swaps	(8,917)	-	(8,917)	-
Investment Funds
Event Driven/Distressed	9,641,265	-	4,885,268	4,755,997
Global Macro	5,249,944	-	3,036,592	2,213,352
Long/Short Equity	9,079,395	-	2,808,148	6,271,247
Relative Value	7,106,187	-	5,720,447	1,385,740
Total Investments	$31,108,504	$-	$16,482,168	$14,626,336

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited) (continued)

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:

Investment Funds
Balance, as of April 1, 2011	$6,697,352
Realized gain (loss)	35,940
Change in unrealized appreciation/depreciation	(400,468)
Purchases	10,790,229
(Sales)	(2,420,506)
Net transfers into/(out) of Level 3	(76,211)
Balance, as of December 31, 2011	$14,626,336

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between Level 1 and Level 2 investments in Investment Funds for the period ended December 31, 2011.  The net transfers from Level 3 to Level 2 investments in Investment Funds for the period ended December 31, 2011 was $76,211.  The net change in unrealized depreciation of Level 3 investments in Investment Funds still held as of December 31, 2011 was $400,468.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of December 31, 2011:

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Multi-Strategy Opportunistic strategies generally involve investment managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such investment managers perceive each strategy’s opportunity set changing with market conditions.

ASGI Corbin Multi-Strategy Fund, LLC

Schedule of Investments
As of December 31, 2011 (unaudited) (continued)

Event Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Credit strategies generally involve investment managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*        /s/ Adam I. Taback
                                                   Adam I. Taback, President
                                                   (Principal Executive Officer)

Date        February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Adam I. Taback
                                                  Adam I. Taback, President
                                                  (Principal Executive Officer)

Date        February 28, 2012

By (Signature and Title)*        /s/ Michael Roman
                                                   Michael Roman, Treasurer
                                                   (Principal Financial Officer)

Date        February 28, 2012

* Print the name and title of each signing officer under his or her signature.